Right-of-Use Asset/Lease Liability (Tables)	12 Months Ended
Jun. 30, 2025
Right-of-Use Asset/Lease Liability [Abstract]
Schedule of Right-of-Use Asset and Lease Liability
	June 30, 2025	June 30, 2024
	RM	RM

Right-of-use asset
Cost

As of July 1 and June 30	503,272	503,272

Accumulated depreciation

As of July 1	(368,318)	(243,746)
Charge for the year	(124,572)	(124,572)
As of June 30	(492,890)	(368,318)

Net carrying amount	10,382	134,954

	June 30, 2025	June 30, 2024
	RM	RM
Lease liability

As of July 1	138,899	260,592
Interest charged	4,055	10,307
	142,954	270,899
Payment of:
- principal	(127,945)	(121,693)
- interest	(4,055)	(10,307)
	(132,000)	(132,000)
Net carrying amount	10,954	138,899

At the end of the year

Represented by:
Current liabilities	10,954	127,945
Non-current liabilities	-	10,954
	10,954	138,899
	June 30, 2025	June 30, 2024	June 30, 2023
	RM	RM	RM

As of July 1	138,899	260,592	388,357

Cash flows	(132,000)	(132,000)	(132,000)

Interest expense of lease liability	4,055	10,307	4,235

As of June 30	10,954	138,899	260,592

Schedule of Amounts Recognized in Profit or Loss	The following are the amounts recognized in profit or loss:
	June 30, 2025	June 30, 2024	June 30, 2023
	RM	RM	RM
Administrative expenses:
- depreciation of right-of-use asset	124,572	124,572	126,945
- expense relating to short-term leases	951,060	81,756	96,000
- expense relating to leases of low-value assets	4,190	6,360	6,095

Finance costs:
- interest expense on lease liability	4,055	10,307	4,235

Schedule of Maturity Profile of the Lease Liability	The table below summarizes the maturity profile of the lease liability as at the end of the reporting period based on contractual undiscounted repayment obligations as follows:
	Weighted average incremental borrowing rate	Within one year	One to five years	Total
	%	RM	RM	RM
June 30, 2025

Lease liability	5.02	11,000	-	11,000

June 30, 2024

Lease liability	3.88-5.02	132,000	11,000	143,000